UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2003

Check here if Amendment [  ];       Amendment Number: ___
         This Amendment (Check only one.):  [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Leonetti & Associates, Inc.
Address:          1130 Lake Cook Road, Suite 300
                  Buffalo Grove, IL  60089-1976

Form 13F File Number:  28-04870

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Michael E. Leonetti
Title:            CEO
Phone:            847/520-0999

Signature, Place, and Date of Signing:

                  /s/ Michael E. Leonetti       Buffalo Grove, IL      11/12/03
                  --------------------------    -----------------     ----------
                       [Signature]                [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0
                                          ---------

Form 13F Information Table Entry Total:          50
                                          ---------

Form 13F Information Table Value Total:   $ 143,158
                                          ---------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           Leonetti & Associates, Inc
                                    FORM 13F
                                   30-Sep-03


                                                           VALUE    SHARES/     SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS   CUSIP       (X$1000)   PRN AMT     PRN  CALL  DSCRETN MANAGERS    SOLE    SHARED   NONE
--------------------------- --------------   --------- ----------- --------     ---  ----  ------- --------  --------  ------   ----
AOL Time Warner Inc         COM              00184A105     1545     102250      SH          Sole              15000           87250
Aetna Inc                   COM              00817Y108      732      12000      SH          Sole              12000
American Std Cos Inc Del    COM              029712106      758       9000      SH          Sole               9000
Aramark Corp                CL B             038521100     3241     129500      SH          Sole              12000          117500
Avon Products Inc           COM              054303102     2828      43800      SH          Sole                              43800
BB & T Corp                 COM              054937107     6049     168450      SH          Sole              20000          148450
Bank One Corp               COM              06423A103      464      12000      SH          Sole              12000
Barrick Gold Corp           COM              067901108     1367      72600      SH          Sole              15000           57600
Bed Bath & Beyond Inc       COM              075896100     4364     114300      SH          Sole              12000          102300
Biomet Inc                  COM              090613100     3143      93500      SH          Sole              10000           83500
Black & Decker              COM              091797100      324       8000      SH          Sole               8000
Borg Warner Inc             COM              099724106     7375     108700      SH          Sole              12000           96700
Charter One Financial Inc   COM              160903100     2830      92471      SH          Sole              11025           81446
Computer Sciences Corp      COM              205363104      526      14000      SH          Sole              14000
Conagra Foods Inc           COM              205887102     3939     185475      SH          Sole              15000          170475
Darden Restaurants Inc      COM              237194105     2673     140700      SH          Sole                             140700
Dean Foods Co New           COM              242370104     4406     141992      SH          Sole              15000          126992
Dial Corp New               COM              25247D101     2807     130300      SH          Sole              15000          115300
Diamonds Trust              UNIT SER 1       252787106     4191      45000      SH          Sole                              45000
Eon Labs                    COM              29412E100     1300      33900      SH          Sole                              33900
Exxon Mobil Corp            COM              30231G102    10184     278250      SH          Sole              12000          266250
FTI Consulting Inc          COM              302941109     2195     126500      SH          Sole                             126500
General Motors              COM              370442105     6528     159500      SH          Sole              15000          144500
Hewlett-Packard Compaq      COM              428236103      290      15000      SH          Sole              15000
Hot Topic Inc               COM              441339108     2000      88750      SH          Sole               7500           81250
JetBlue Airways Corp        COM              477143101     4004      65775      SH          Sole                              65775
Kellogg Co                  COM              487836108     2411      72300      SH          Sole                              72300
Leapfrog Enterprises Inc    CL A             52186N106     3716      97800      SH          Sole               5000           92800
Medco Health Solutions,
 Inc                        COM              58405U102     3357     129481      SH          Sole              12447          117034
Merck & Co Inc              COM              589331107     5862     115800      SH          Sole              12000          103800
Nasdaq 100 Tr               UNIT SER 1       631100104     2952      91050      SH          Sole                              91050
Nextel Communications Inc   CL A             65332V103     3265     165650      SH          Sole              17500          148150
Nokia Corp                  SPONSORED ADR    654902204     3329     213400      SH          Sole              20000          193400
P F Changs China Bistro
 Inc.                       COM              69333Y108     1442      31800      SH          Sole                              31800
Panera Bread Company        CL A             69840W108     1688      41200      SH          Sole                              41200
Pepsi Bottling Group Inc    COM              713409100     1251      60800      SH          Sole                              60800
Prudential Financial Inc    COM              744320102     1285      34400      SH          Sole                              34400
Safeco Corp                 COM              786429100     2269      64200      SH          Sole                              64200
Sara Lee Corp               COM              803111103     3176     173000      SH          Sole                             173000
Skywest Inc                 COM              830879102      173      10000      SH          Sole              10000
Southwest Airlines Co       COM              844741108      177      10000      SH          Sole              10000
Spdr Tr                     UNIT SER 1       78462F103     7046      70500      SH          Sole              10000           60500
Stericycle Inc              COM              858912108     2958      62700      SH          Sole               5500           57200
Sunrise Senior Living, Inc  COM              86768K106     1852      70600      SH          Sole              15000           55600
Sysco Corp                  COM              871829107     1974      60350      SH          Sole                              60350
Target Corporation          COM              87612E106      301       8000      SH          Sole               8000
Tribune Co New              COM              896047107     5400     117650      SH          Sole              15000          102650
Waste Connections Inc       COM              941053100     2274      64800      SH          Sole                              64800
Wells Fargo & Co New        COM              949746101     2885      56025      SH          Sole                              56025
YUM Brands Inc.             COM              988498101     2048      69150      SH          Sole                              69150

REPORT SUMMARY              50 DATA RECORDS              143158                 0     OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
